UNAUDITED CONDENSED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Preferred Stock HORIZON SPACE ACQUISITION II CORP	Ordinary Shares HORIZON SPACE ACQUISITION II CORP	Additional Paid-in Capital [Member] HORIZON SPACE ACQUISITION II CORP	Additional Paid-in Capital [Member]	Accumulated deficit HORIZON SPACE ACQUISITION II CORP	Accumulated deficit	HORIZON SPACE ACQUISITION II CORP	Total
Balance, shares at Dec. 31, 2023		1,725,000
Balance, beginning at Dec. 31, 2023	$ 0	$ 173	$ 24,827		$ (4,255)		$ (4,255)
Accretion of carrying value to redemption value	0	0	(2,710,683)		0		(2,710,683)
Net income							142,877
Balance, ending at Dec. 31, 2024	0	$ 218	312,035		138,622		450,875
Balance, shares at Dec. 31, 2024		2,180,000
Accretion of carrying value to redemption value	0	$ 0	(312,035)		(414,036)		(726,071)
Net income	0	0	0		472,592		472,592
Balance, ending at Mar. 31, 2025	0	$ 218	0		197,178		197,396
Balance, shares at Mar. 31, 2025		2,180,000
Balance, shares at Dec. 31, 2024		2,180,000
Balance, beginning at Dec. 31, 2024	0	$ 218	312,035		138,622		450,875
Accretion of carrying value to redemption value	0	0	(312,035)		(3,267,495)		(3,579,530)
Net income							1,809,006
Balance, ending at Dec. 31, 2025	0	$ 218	0		(1,319,867)	$ (15,671)	(1,319,649)	$ (15,670)
Balance, shares at Dec. 31, 2025		2,180,000
Balance, beginning at Mar. 18, 2025				$ 0		0		0
Net income						(15,671)		(15,671)
Balance, ending at Dec. 31, 2025	0	$ 218	0		(1,319,867)	$ (15,671)	(1,319,649)	$ (15,670)
Balance, shares at Dec. 31, 2025		2,180,000
Accretion of carrying value to redemption value	0	$ 0	0		(435,783)		(435,783)
Net income	0	0	0		(29,122)		(29,122)
Balance, ending at Mar. 31, 2026	$ 0	$ 218	$ 0		$ (1,784,772)		$ (1,784,554)
Balance, shares at Mar. 31, 2026		2,180,000